Schedule of Transactions Occurred with Related Parties (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Benison Contractors Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Payment for goods and services		$ 33,066
Christopher Gerteisen [Member]
IfrsStatementLineItems [Line Items]
Payment for goods and services		6,533
Speedy Investments Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Payment for goods and services		1,700
Harpia Group AG [Member]
IfrsStatementLineItems [Line Items]
Payment for goods and services		$ 12,160